SHELTON EMERGING MARKETS FUND

Portfolio of Investments (Expressed in U.S. Dollars) 9/30/2023

Security Description	Shares	Value
Common Stock (94.81%)

Brazil (3.04%)
Banco do Brasil SA	40,600	$381,640
Cosan SA	36,000	122,182
Klabin SA	37,000	176,145
Petroleo Brasileiro SA	24,100	180,896
Total Brazil		860,863

China (26.41%)
Alibaba Group Holding Ltd*	117,100	1,280,052
ANTA Sports Products Ltd	57,000	641,644
BYD Co Ltd	16,700	516,094
CMOC Group Ltd	945,000	607,012
Fosun International Ltd	403,500	255,062
Fuyao Glass Industry Group Co Ltd (144A)	74,000	339,253
Ganfeng Lithium Group Co Ltd (144A)	24,500	100,588
Haier Smart Home Co Ltd	94,100	296,213
Hygeia Healthcare Holdings Co Ltd (144A)	24,000	134,547
Kingsoft Corp Ltd	46,000	166,830
Kuaishou Technology (144A)*	43,000	345,121
Meituan (144A)*	41,000	600,020
NetEase Inc	35,000	712,896
Ping An Insurance Group Co of China Ltd	28,600	163,804
Tsingtao Brewery Co Ltd	112,000	916,797
Zhuzhou CRRC Times Electric Co Ltd	78,000	269,936
Zijin Mining Group Co Ltd	79,100	121,013
Total China		7,466,882

Hong Kong (1.93%)
Shenzhen International Holdings Ltd	883,500	544,943

India (11.71%)
Dr Reddy’s Laboratories Ltd	16,900	1,130,103
HDFC Bank Ltd	13,795	814,043
ICICI Bank Ltd	6,000	138,720
Infosys Ltd	48,148	823,812
Wipro Ltd	83,500	404,140
Total India		3,310,818

Indonesia (3.91%)
Astra International Tbk PT	496,900	199,677
Bank Rakyat Indonesia Persero Tbk PT	782,175	263,822
Indofood CBP Sukses Makmur Tbk PT	677,000	484,008
Sarana Menara Nusantara Tbk PT	2,566,200	159,031
Total Indonesia		1,106,538

Mexico (5.26%)
Alfa SAB de CV	245,000	159,670
Kimberly-Clark de Mexico SAB de CV	304,900	606,966
Orbia Advance Corp SAB de CV	67,000	139,066
Regional SAB de CV	81,300	582,826
Total Mexico		1,488,528

Philippines (2.47%)
BDO Unibank Inc	85,700	214,590
Manila Electric Co	42,000	272,737
Metropolitan Bank & Trust Co	220,700	210,302
Total Philippines		697,629

Security Description	Shares	Value
South Africa (5.36%)
The Bidvest Group Ltd	25,000	360,172
FirstRand Ltd	343,000	1,156,860
Total South Africa		1,517,032

South Korea (15.81%)
Doosan Bobcat Inc	5,100	192,412
F&F Co Ltd	1,800	150,467
Hanmi Pharm Co Ltd	1,099	243,086
Hyundai Motor Co	1,767	249,797
Kia Corp	20,028	1,206,015
Samsung C&T Corp	10,000	795,982
Samsung Electronics Co Ltd	24,612	1,245,357
Samsung Fire & Marine Insurance Co Ltd	2,000	385,415
Total South Korea		4,468,531

Taiwan (14.61%)
Accton Technology Corp	48,300	737,987
Asustek Computer Inc	17,000	193,361
Lite-On Technology Corp	65,000	244,762
MediaTek Inc	28,700	653,769
Quanta Computer Inc	20,000	148,453
Realtek Semiconductor Corp	66,000	807,972
Sporton International Inc	29,872	233,766
Taiwan Semiconductor Manufacturing Co Ltd	54,500	883,391
Zhen Ding Technology Holding Ltd	75,000	228,724
Total Taiwan		4,132,185

Thailand (1.32%)
PTT Exploration & Production PCL	80,000	373,934

Turkey (2.99%)
BIM Birlesik Magazalar AS	65,750	658,826
KOC Holding AS	34,700	185,685
Total Turkey		844,511

Total Common Stock (Cost $25,025,981)		26,812,394

Preferred Stock (4.08%)

Brazil (4.08%)
Itausa SA (Cost $967,462)	641,410	1,153,532

United States Treasury Bills (0.70%)

0.000%, 11/02/2023 (Cost $199,039)	200,000	199,088

Total Investments (Cost $26,192,482) (99.60%)		28,165,014
Other Net Assets (0.40%)		114,514
Net Assets (100.00%)		$28,279,528

* Non-income producing security.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of September 30, 2023, these securities had a total aggregate market value of $1,519,529, which represented approximately 5.37% of net assets.

SHELTON INTERNATIONAL SELECT EQUITY FUND

Portfolio of Investments (Expressed in U.S. Dollars) 9/30/2023

Security Description	Shares	Value
Common Stock (98.18%)

Australia (2.17%)
Qantas Airways Ltd*	333,228	$1,109,618

Britain (6.66%)
Associated British Foods PLC	59,523	1,501,763
BP PLC	125,081	810,922
Halma PLC	17,000	402,051
Legal & General Group PLC	159,799	433,781
The Weir Group PLC	11,219	260,266
Total Britain		3,408,783

Canada (7.50%)
Element Fleet Management Corp	86,988	1,248,230
George Weston Ltd	11,940	1,324,157
Kinross Gold Corp	106,300	484,448
RioCan Real Estate Investment Trust	58,600	779,613
Total Canada		3,836,448

China (8.88%)
Alibaba Group Holding Ltd*	54,100	591,382
ANTA Sports Products Ltd	23,600	265,663
BYD Co Ltd	13,000	401,750
Fuyao Glass Industry Group Co Ltd (144A)	212,000	971,913
Genscript Biotech Corp*	168,000	443,023
Kingsoft Corp Ltd	93,000	337,286
Kuaishou Technology (144A)*	48,400	388,461
Ping An Insurance Group Co of China Ltd	132,900	761,175
Wuxi Biologics Cayman Inc(144A)*	65,000	378,923
Total China		4,539,576

Denmark (2.02%)
Demant A/S*	24,871	1,031,548

France (9.92%)
BNP Paribas SA	28,601	1,827,212
L’Oreal SA	2,340	972,712
LVMH Moet Hennessy Louis Vuitton SE	3,000	2,272,122
Total France		5,072,046

Germany (3.35%)
Deutsche Post AG	42,096	1,714,948

Hong Kong (4.48%)
AIA Group Ltd	190,900	1,556,553
Power Assets Holdings Ltd	152,000	735,665
SITC International Holdings Co Ltd	200	336
Total Hong Kong		2,292,554

Security Description	Shares	Value
India (2.28%)
HDFC Bank Ltd	19,788	1,167,690

Ireland (3.47%)
CRH PLC	32,466	1,776,770

Israel (1.63%)
Nice Ltd*	4,900	833,000

Italy (4.43%)
Eni SpA	119,821	1,932,540
Poste Italiane SpA (144A)	31,708	334,142
		2,266,682
Japan (18.95%)
Amada Co Ltd	158,500	1,595,702
Canon Inc	66,700	1,609,020
Denso Corp	76,000	1,221,057
Kyowa Kirin Co Ltd	9,000	156,824
Mitsubishi Electric Corp	120,400	1,489,682
Nomura Research Institute Ltd	18,700	487,143
Renesas Electronics Corp*	14,900	227,876
Santen Pharmaceutical Co Ltd	127,100	1,168,166
SMC Corp	1,700	761,946
Yokogawa Electric Corp	50,200	970,301
Total Japan		9,687,717

Mexico (1.03%)
Orbia Advance Corp SAB de CV	253,900	526,998

Netherlands (0.55%)
Stellantis NV	14,700	281,211

Singapore (1.06%)
DBS Group Holdings Ltd	22,000	541,358

South Africa (2.58%)
Sanlam Ltd	381,200	1,322,140

South Korea (6.83%)
Kia Corp	20,921	1,259,789
Orion Corp	5,000	474,556
Samsung C&T Corp	11,713	932,333
Samsung Electronics Co Ltd	16,300	824,773
Total South Korea		3,491,451

Spain (1.46%)
CaixaBank SA	186,968	748,346

Sweden (2.20%)
Lifco AB	64,000	1,124,472

Switzerland (3.94%)
Nestle SA	17,805	2,014,992

Security Description	Shares	Value
Taiwan (1.54%)
Taiwan Semiconductor Manufacturing Co Ltd	9,089	789,834

Turkey (1.25%)
Turkiye Sise ve Cam Fabrikalari AS	321,927	641,747

Total Common Stock (Cost $48,928,406)		50,219,929

Total Investments (Cost $48,928,406) (98.18%)		50,219,929
Other Net Assets (1.82%)		929,449
Net Assets (100.00%)		$51,149,378

* Non-income producing security.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of September 30, 2023, these securities had a total aggregate market value of $2,073,439 which represented approximately 4.05% of net assets.

SHELTON TACTICAL CREDIT FUND

Portfolio of Investments (Expressed in U.S. Dollars) 9/30/2023

Security Description/Long Positions

Common Stock (0.53%)	Shares	Value

Consumer, Non-cyclical (0.45%)
Pyxus International Inc*	124,942	$147,432

Energy (0.00%)
CHC Group LLC*(b)	9,358	—

Financial (0.08%)
CBL & Associates LP(a)	1,526,000	15,260
CBL & Associates LP(a)	1,000,000	10,000
Total Financial		25,260

Total Common Stock (Cost $2,040,643)		172,692

Corporate Debt (90.12%)

Basic Materials (5.36%)
Cleveland-Cliffs Inc, 6.750%, 3/15/2026 (144A)	1,750,000	1,744,702

Communications (6.12%)
Directv Financing LLC / Directv Financing Co-Obligor Inc, 5.875%, 8/15/2027 (144A)	1,250,000	1,107,075
Sirius XM Radio Inc, 5.500%, 7/1/2029 (144A)	1,000,000	884,518
Total Communications		1,991,593

Consumer, Cyclical (29.45%)
Abercrombie & Fitch Management Co, 8.750%, 7/15/2025 (144A)	1,250,000	1,271,034
Acushnet Co, 7.375%, 10/15/2028 (144A)	1,000,000	1,007,500
Air Canada 2020-1 Class C Pass Through Trust, 10.500%, 7/15/2026 (144A)	1,250,000	1,333,487
The Bon-Ton Department Stores Inc, 8.000%, 6/15/2021(a)	4,958,932	37,192
Cinemark USA Inc, 5.875%, 3/15/2026 (144A)	750,000	720,190
Dream Finders Homes Inc, 8.250%, 8/15/2028 (144A)	225,000	225,364
Guitar Center Inc, 8.500%, 1/15/2026 (144A)	750,000	654,375
Hawaiian Brand Intellectual Property Ltd / HawaiianMiles Loyalty Ltd, 5.750%, 1/20/2026 (144A)	1,000,000	899,864
PetSmart Inc / PetSmart Finance Corp, 7.750%, 2/15/2029 (144A)	1,500,000	1,397,726
Titan International Inc, 7.000%, 4/30/2028	750,000	700,954
Victoria’s Secret & Co, 4.625%, 7/15/2029 (144A)	750,000	543,696
WMG Acquisition Corp, 3.000%, 2/15/2031 (144A)	1,000,000	787,500
Total Consumer, Cyclical		9,578,882

Consumer, Non-cyclical (21.31%)
Eli Lilly & Co, 4.875%, 2/27/2053	1,000,000	917,276
GTCR W-2 Merger Sub LLC, 7.500%, 1/15/2031 (144A)	1,000,000	1,003,750
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 5.750%, 4/1/2033	1,000,000	914,653
Kraft Heinz Foods Co, 4.375%, 6/1/2046	1,750,000	1,357,633
Pfizer Investment Enterprises Pte Ltd, 5.340%, 5/19/2063	500,000	460,030
Triton Water Holdings Inc, 6.250%, 4/1/2029 (144A)	1,000,000	817,500

	Shares	Value

United Rentals North America Inc, 6.000%, 12/15/2029 (144A)	1,500,000	1,460,193
Total Consumer, Non-cyclical		6,931,035

Energy (9.41%)
Energy Ventures Gom LLC / EnVen Finance Corp, 11.750%, 4/15/2026 (144A)	1,272,000	1,315,916
Talos Production Inc, 12.000%, 1/15/2026	750,000	782,048
Transocean Inc, 8.000%, 2/1/2027 (144A)	1,000,000	962,500
Total Energy		3,060,464

Financial (13.91%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.850%, 10/29/2041	1,850,000	1,311,777
Iron Mountain Inc, 5.250%, 7/15/2030 (144A)	1,250,000	1,092,328
Sun Communities Operating LP, 5.700%, 1/15/2033	1,500,000	1,417,819
Visa Inc, 2.700%, 4/15/2040	1,000,000	703,737
Total Financial		4,525,661

Industrial (3.11%)
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC, 9.625%, 1/15/2022(b)	548,153	—
Great Lakes Dredge & Dock Corp, 5.250%, 6/1/2029 (144A)	500,000	410,099
LBJ Infrastructure Group LLC, 3.797%, 12/31/2057 (144A)	1,000,000	602,411
Total Industrial		1,012,510

Utilities (1.45%)
Boston Gas Co, 6.119%, 7/20/2053 (144A)	500,000	471,617

Total Corporate Debt (Cost $31,729,667)		29,316,464

Municipal Bonds (2.13%)

Development (0.42%)
California Pollution Control Financing Authority, 7.500%, 7/1/2032 (144A)(a)	250,000	32,500
California Pollution Control Financing Authority, 8.000%, 7/1/2039 (144A)(a)	2,050,000	102,500
Total Development		135,000

General Obligation (0.04%)
Puerto Rico Public Finance Corp, 5.500%, 8/1/2031(a)	400,000	12,000

Tobacco Settlement (1.67%)
Tobacco Settlement Finance Authority, 4.306%, 6/1/2049	750,000	543,011

Total Municipal Debt (Cost $2,862,097)		690,011

United States Treasury Bills (7.05%)

0.000%, 10/26/2023 (Cost $2,291,253)	2,300,000	2,291,917

United States Treasury Bonds (4.81%)

3.875%, 5/15/2043 (Cost $1,758,127)	1,800,000	1,563,750

Term Loans (1.73%)
Pyxus Holdings Inc, TSFR1M (floor 1.500%) + 8.000%, 12/31/2027(c)	294,742	275,092
Pyxus Holdings Inc, TSFR1M (floor 1.500%) + 8.000%, 12/31/2027(c)	442,113	287,373
Total Term Loans (Cost $730,296)		562,465

Total Long Positions (Cost $41,412,083) (106.37%)		34,597,299
Liabilities in Excess of Other Assets (-6.37%)		(2,072,788)
Net Assets (100.00%)		$32,524,511

* Non income security.

# Security is illiquid.

(a) Defaulted security

(b) Level 3 security fair valued under procedures established by the Board of Trustees, represents 0% of net assets. The total value of the fair value security is $0.00.

(c) Variable rate security.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of September 30, 2023, these securities had a total aggregate market value of $20,848,347 which represented approximately 64.10% of net assets.